Revenue	6 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue
3 - Revenue
Revenue Recognition
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of specified IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Where arrangements include royalty buy-downs or upfront minimum royalty commitments, the Company treats them as fixed contract consideration under licensing revenue. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of the license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of specified IP, excluding when-and-if-available minor updates over the support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that the timing of the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligation. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
Certain subscription license agreements include unspecified future IPs that are provided on a when-and-if-available basis, representing a stand-ready obligation. The contract consideration allocated to the stand-ready obligation is recognized on a ratable basis over the term of the contract, commencing upon the later of the effective date of the agreement and the transfer of the initial available IP license.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and the customer can begin to use and benefit from the license.
•Professional services — Services (such as training, professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. In certain arrangements, the Company also provides customers with professional and design services, as a stand-ready obligation, that are recognized on a ratable basis over the term of the contract.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
•Third-party arrangements — In certain arrangements, the Company arranges for third parties to provide products or services to customers. Revenue is recognized on a gross basis when the Company controls the product or service, and on a net margin basis when it acts as an agent. In agent arrangements, control passes directly from the third party to the customer, and the Company bears no inventory or performance risk. For product-related agent arrangements, revenue is recognized at a point in time when the customer obtains control of the underlying products.
Royalty Revenue
For most IP license agreements, royalties are collected on products that incorporate the Company’s IP. The Company applies the royalty exception, under which revenue is recognized when the subsequent sale or usage occurs, assuming control of the license to which the royalty relates has transferred to the customer. Accordingly, royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based on a combination of methodologies, including the use of historical sales trends and macroeconomic factors for predictive analysis, the analysis of customer royalty reports and their sales trends and forecasts, as well as data and forecasts from third-party industry research providers. Data considered includes revenue, unit shipments, average selling price, product mix, market share and market penetration. Adjustments to revenue are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees in the period following the accrual, including royalty audit resolutions.
Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2026	2025	2026	2025	2026	2025
License and Other Revenue (1)	$490	$222	$283	$293	$773	$515
Royalty Revenue	529	491	141	129	670	620
Total Revenue	$1,019	$713	$424	$422	$1,443	$1,135
(1)    Includes over-time revenue of $303 million and $273 million, and point-in-time revenue of $470 million and $242 million, for the three months ended September 30, 2026 and 2025, respectively.

	Six Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2026	2025	2026	2025	2026	2025
License and Other Revenue (1)	$800	$477	$547	$506	$1,347	$983
Royalty Revenue	1,120	961	265	244	1,385	1,205
Total Revenue	$1,920	$1,438	$812	$750	$2,732	$2,188
(1)    Includes over-time revenue of $591 million and $494 million, and point-in-time revenue of $756 million and $489 million, for the six months ended September 30, 2026 and 2025, respectively.
Revenue by geographic region is allocated to individual countries based on the principal headquarters of the customers. The geographical locations are not necessarily indicative of the country in which the customer sells products containing the
Company’s technology IP. The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
United States	$556	$374	$944	$756
PRC (1)	213	250	413	459
Japan	250	206	526	360
Taiwan	255	175	431	321
Republic of Korea	105	82	222	151
Other countries	64	48	196	141
Total Revenue	$1,443	$1,135	$2,732	$2,188
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.
Receivables
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	September 30, 2026	March 31, 2026
Accounts receivable	$1,104	$1,331
Allowance for current expected credit losses	(18)	(31)
Total accounts receivable, net	$1,086	$1,300
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
Beginning balance	$31	$19	$31	$20
Additional (reversal of) provision	5	—	5	(1)
Amounts written off during the period as uncollectible	(18)	—	(18)	—
Ending balance	$18	$19	$18	$19
Contract Assets
The timing of revenue recognition may differ from the timing of invoicing to customers. When revenue recognized exceeds the amount billed or billable to the customer, the Company records a contract asset. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional. Contract assets increased by $818.8 million and $1,436.2 million due to the timing of billings to customers, which fell into subsequent periods, as of September 30, 2026 and March 31, 2026, respectively, offset by $665.2 million and $1,127.3 million of contract assets transferred to accounts receivable, as of September 30, 2026 and March 31, 2026, respectively. The balance and activity for loss allowances related to contract assets was immaterial for the periods presented.
Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	September 30, 2026	March 31, 2026
Beginning balance April 1,	$1,046	$911
Customer prepayment and billing in advance of performance	167	581
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(220)	(149)
Revenue recognized in the period that was included in the contract liability balance during the period	(118)	(297)
Ending balance	$875	$1,046
Satisfied Performance Obligations
For the three months ended September 30, 2026 and 2025, revenue recognized from previously satisfied performance obligations in prior reporting periods was $670.9 million and $620.9 million, respectively. For the six months ended September 30, 2026 and 2025, revenue recognized from previously satisfied performance obligations in prior reporting periods was $1,406.4 million and $1,207.8 million, respectively. These amounts primarily represent royalties earned during the period.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations.
In the absence of sufficient information, where the timing of satisfaction of the remaining performance obligations is dependent on a customer’s action, the transaction price allocated to such performance obligation is included in the more than 2 years category unless the contract or option expiration aligns with an earlier period or category.
As of September 30, 2026, the aggregate transaction price allocated to remaining performance obligations was $2,422.3 million.
The Company expects to recognize approximately 33% of the remaining performance obligations as revenue over the next 12 months, 20% over the subsequent 13- to 24-month period, and the remainder thereafter.